SCUDDER
                                                                     INVESTMENTS



Scudder Dynamic
Growth Fund

--------------------------------------------------------------------------------
                                       Classes A, B, C and I
--------------------------------------------------------------------------------

                                  Annual Report
                                  September 30, 2001









The fund seeks maximum appreciation of investors' capital.

On October 15, 2001, Scudder Dynamic Growth Fund changed its name from Scudder Small Capitalization Equity Fund.

Contents
--------------------------------------------------------------------------------


         3     Performance Summary

         6     Economic Overview

         8     Portfolio Management Review

        16     Portfolio Summary

        18     Investment Portfolio

        25     Financial Statements

        29     Financial Highlights

        33     Notes to Financial Statements

        42     Report of Independent Auditors

        43     Tax Information

        44     Shareholder Meeting Results

        46     Officers and Trustees

        47     Account Management Resources





Scudder Dynamic Growth Fund                       Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                               KSCAX          811197-102
--------------------------------------------------------------------------------
Class B                                               KSCBX          811197-201
--------------------------------------------------------------------------------
Class C                                               KSCCX          811197-300
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                           September 30, 2001
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Average Annual Total Returns* (Unadjusted for Sales Charge)
------------------------------------------------------------------------------------------------
Scudder Dynamic Growth Fund                                1-Year    3-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------
Class A                                                   -57.42%    -6.30%   -5.20%     4.82%
------------------------------------------------------------------------------------------------
Class B                                                   -57.94%    -7.36%   -6.30%  3.61%(a)
------------------------------------------------------------------------------------------------
Class C                                                   -58.02%    -7.05%   -6.01%  3.86%(a)
------------------------------------------------------------------------------------------------
Russell 2000 Growth Index+                                -42.59%    -0.42%   -1.75%     5.56%
------------------------------------------------------------------------------------------------
Russell 2500 Growth Index++                               -42.88%     5.02%    1.99%     8.14%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index+++                      -26.63%     2.03%   10.22%    12.70%
------------------------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

------------------------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
------------------------------------------------------------------------------------------------
                                                       Class A        Class B        Class C
------------------------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                               $    3.02     $    2.65      $    2.70
------------------------------------------------------------------------------------------------
9/30/00                                               $    9.10     $    8.29      $    8.39
------------------------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Capital Gains Distributions                         $    1.32     $    1.32      $    1.32
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Class A Lipper Rankings* -- Mid-Cap Growth Funds Category
------------------------------------------------------------------------------------------------
                                                                       Number of
                                                                        Funds      Percentile
Period                                                   Rank          Tracked       Ranking
------------------------------------------------------------------------------------------------
1-Year                                                    306    of      405           76
------------------------------------------------------------------------------------------------
3-Year                                                    252    of      266           95
------------------------------------------------------------------------------------------------
5-Year                                                    141    of      159           89
------------------------------------------------------------------------------------------------
10-Year                                                   38     of       43           87
------------------------------------------------------------------------------------------------

Rankings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

         Scudder Dynamic
           Growth Fund      Russell 2000     Russell 2500     Standard & Poor's
           -- Class A       Growth Index+    Growth Index++   500 Stock Index+++

  '91          9425            10000             10000              10000
  '92         10086             9978             10139              11107
  '93         13527            12889             12852              12551
  '94         12944            13000             13123              13013
  '95         16941            16668             17085              16884
  '96         19707            18769             19818              20316
  '97         24493            23151             24952              28536
  '98         18339            17402             18879              31117
  '99         22724            23082             26402              39774
  '00         35435            29928             38282              45063
  '01         15087            17185             21866              33049

                        Yearly periods ended September 30
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)*
------------------------------------------------------------------------------------------------

Scudder Dynamic Growth Fund                                1-Year    3-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------
Class A(c)                       Growth of $10,000         $4,013    $7,754   $7,216   $15,087
                                 ---------------------------------------------------------------
                                 Average annual
                                 total return              -59.87%   -8.13%   -6.32%    4.20%
------------------------------------------------------------------------------------------------
Class B(c)                       Growth of $10,000         $4,110    $7,844   $7,182  $14,256(a)
                                 ---------------------------------------------------------------
                                 Average annual
                                 total return              -58.90%   -7.77%   -6.41%   3.61%(a)
------------------------------------------------------------------------------------------------
Class C(c)                       Growth of $10,000         $4,198    $8,030   $7,335  $14,605(a)
                                 ---------------------------------------------------------------
                                 Average annual
                                 total return              -58.02%   -7.05%   -6.01%   3.86%(a)
------------------------------------------------------------------------------------------------
Russell 2000 Growth Index+       Growth of $10,000         $5,741    $9,874   $9,155   $17,185
                                 ---------------------------------------------------------------
                                 Average annual
                                 total return              -42.59%   -0.42%   -1.75%    5.56%
------------------------------------------------------------------------------------------------
Russell 2500 Growth Index++      Growth of $10,000         $5,712   $11,582   $11,034  $21,866
                                 ---------------------------------------------------------------
                                 Average annual
                                 total return              -42.88%   5.02%     1.99%    8.14%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Stock      Growth of $10,000         $7,337   $10,623   $16,269  $33,049
Index+++                         ---------------------------------------------------------------
                                 Average annual
                                 total return              -26.63%   2.03%    10.22%    12.70%
------------------------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable. Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class A shares; rankings for share classes may vary.

(a) Returns shown for Class B and C shares for the periods prior to their inception date on May 31, 1994 are derived from the historical performance of Class A shares of the Scudder Dynamic Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

(b) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.

(c) Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

+ The Russell 2000 Growth Index is an unmanaged capitalization-weighted index comprising 2,000 of the smallest growth stocks in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2500 Growth Index is an unmanaged capitalization-weighted index comprising 2,500 of the smallest growth stocks in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

+++ The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

During this reporting period, the Fund has adopted the Russell 2500 Growth Index for its primary securities market index over the Russell 2000 Growth as this equity index is more representative of the securities in which the Fund invests.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------

Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium- to long-term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.2        3.4         3.5          2.7
U.S. Unemployment Rate (b)              4.2        3.9         4.3          4.9
Federal Funds Rate (c)                  5.25       6.5         5.25         2.5
Industrial Production (d)               3.7        5.9         0.8         -4.8
Growth Rate of Personal Income (e)      4.5        7.0         6.7          4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Dynamic Growth Fund: A Team Approach to Investing

Scudder Dynamic Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager J.C. Cabrera joined the Advisor and the fund team in 1999. Mr. Cabrera has 17 years of investment industry experience.

Below, Lead Portfolio Manager J.C. Cabrera discusses how Scudder Dynamic Growth Fund (formerly Scudder Small Capitalization Equity Fund) coped with exceptionally volatile market conditions during the 12 months ended September 30, 2001.


Q: How did Scudder Dynamic Growth Fund perform during fiscal year 2001?

A: Scudder Dynamic Growth Fund lost 57.42 percent of its value (Class A shares unadjusted for sales charges) for the 12 months ended September 30, 2001. We faced one of the most challenging market environments ever. It was a time of extraordinary uncertainty, marked by the first attack on Washington, D.C. since the White House was burned during the War of 1812. We also saw the first prolonged stock market shutdown since a terrorist assassinated an Austrian duke in August 1914 to precipitate World War I.

In this unusual environment, the average fund in Lipper's midcap growth category fell 46.88 percent for the 12 months ended September 30, 2001. In addition, Scudder Dynamic Growth Fund did not keep pace with the fund's old or new unmanaged benchmarks -- the Russell 2000 Growth Index and the Russell 2500 Growth Index. The Russell 2000 Growth Index, a group of small capitalization companies, fell 42.59 percent for the period while the Russell 2500 Growth Index, a group of somewhat larger small and midsize companies, fell 42.88 percent.^1 Neither index is available for direct investment. Both are compiled by the Frank Russell Company.


^1 Returns assume reinvestment of dividends and capital gains and do not reflect fees and expenses.

     The Russell 2000(a) Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(a) Index measures the performance of 2,000 small growth companies. The Russell 2500(TM) Growth Index measures the performance of Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies.

Scudder Dynamic Growth Fund began the 2001 fiscal year with the largest share of its portfolio in information technology stocks. This positioning was a major contributor to our negative results. We faced severe declines in some of our top 10 holdings, such as Mercury Interactive, a producer of automated software testing tools, which we sold during the year.

Q: What was behind the sharp decline in technology stocks?

A: Information technology stocks suffered the largest decline of any sector during the 12 months ended September 30, 2001. Many software, telecommunications and Internet-related companies lost more than half their value. Some fell as much as 90 percent. Overall, the short-term corporate profit picture grew grim amid a global economic slowdown and a collapse in consumer confidence. Beginning with a surprise interest rate cut in early January, the Federal Reserve Board slashed short-term lending rates by 400 basis points. However, the Fed's action was not enough to avoid a deteriorating business environment and inventory glut that has hit technology companies hard. Steep declines in corporate capital spending plans for technology have reduced demand for a wide range of software, telecom and semiconductor products, prompting analysts to slash earnings estimates for many stocks that fit the fund's small- to mid-cap growth investment discipline.

Q: Why did you change the fund's benchmark and name?

A: On October 15, 2001, we changed the fund's name to Scudder Dynamic Growth Fund to more precisely describe the fund's growth investment style and to comply with new Securities and Exchange Commission rules regarding fund names. We changed the benchmark because we wanted to measure the fund's performance against an unmanaged group of stocks that we believe is more closely aligned with the fund's portfolio. On June 30, 2001, the Russell Company reconfigured its indices and we felt the Russell 2000 Growth Index no longer contains enough stocks that reflect the fund's investment discipline.

Q: How did other sectors within Scudder Dynamic Growth Fund's portfolio perform during fiscal year 2001?

A: Many types of small-cap and mid-cap growth stocks suffered substantial losses between September 2000 and September 2001. The fund's returns were positive and greater than the returns of the Russell 2500 Growth Index in finance and utilities. Returns were negative in energy, health and industrial stocks but less than the decline of the index in these areas.

Earnings expectations were sharply reduced for many companies. Investors indiscriminately bailed out of many solid companies purely out of fear, especially after September 11, 2001. In our view, investors have hired us to remain fully invested, and we focused on companies whose operations appeared strong enough to weather the economic slowdown.

In September, whatever hope there was that the small- and mid-cap growth stocks would regain favor with investors before year's end was obliterated with the terrorist acts in New York and Washington. When the stock market reopened September 17 after a four-day shutdown, stocks of every description dropped to levels not seen since 1998 as the nation faced war and a rethinking of consumer spending patterns of the past few years.

Q: You mentioned that financial stocks did well and that the fund preserved capital to a greater degree than the index in other areas. Will you elaborate?

A: Our greatest success was in the financial sector, the only area of the portfolio to provide positive double-digit returns for the 12 months ended September 30, 2001. We achieved strong results from Heller Financial (0.83 percent of net asset value at 9/30/00), a commercial financing company acquired by General Electric, and Renaissance Retail Group Ltd. (0.98 percent of net asset value), a reinsurance provider that performed well following September 11.^2 Reinsurance companies assume policy risk from other insurance companies, and market analysts believe reinsurance companies are now in a good position to raise their customers' premiums to cover terrorism-related losses.

Although the value of the fund's health care holdings declined this past year, we did select a few stocks that provided positive results. For example, Biovail, a biotechnology company whose sales and earnings appear poised to grow because of its pipeline of new medicines, provided attractive double-digit returns. As of September 30, 2001, Biovail was the fund's largest holding, representing
10.59 percent of the portfolio. The company was also the only one of Scudder Dynamic Growth Fund's top 10 holdings a year ago to remain in the top 10.

Q: Is the mix of securities much different from what it was on September 30, 2000?

A: At the start of the fund's fiscal year, nine of the fund's top 10 holdings were technology stocks. By September 30, 2001, seven of the fund's 10 largest holdings were health


^2   The fund's position in Heller Financial was sold off on 8/23/01.

care product and service companies. This mix reflects a reduction in Scudder Dynamic Growth Fund's technology stock holdings from an overweight position to a market-weight position, a more than doubling of the fund's health care stock positioning and a significant increase in its financial services sector weighting.

Q: Scudder Dynamic Growth Fund has been operating since 1969. How do current economic and market conditions compare with those of the mid-1970s?

A: The percentage magnitude of the decline of the unmanaged Nasdaq Composite between September 2000 and September 2001 has been as bad as that of the 1973-1974 period. But the American economy is in far healthier shape and is far more diverse than it was back then. Unlike the aftermath of the 1973 Arab oil embargo, energy prices have stabilized and appear to be receding. The nation's unemployment rate (4.9 percent as of September 30, 2001) is only about half of what it was during the 1973-1974 recession. A generation ago, inflation was much more of a problem than it is today, and the federal government was running a much larger budget deficit.

Q: Has the fund's investment strategy been modified given the market environment?

A: We continue to focus on well-run companies with well-defined business plans -- organizations that we believe can generate significant earnings. We favor firms with dominant or increasing market positions, niche players and those with innovative products, services or distribution strategies. After we analyze and project revenue and earnings growth along with the company's cash flow requirements, we will seek opportunities to buy a stock at the right price relative to its long-term earnings growth potential.

Q: Energy stocks performed well during the first half of fiscal year 2001. What's happened since March 31?

A: Natural gas prices fell as supplies grew and demand plummeted. While energy stocks provided strong positive returns from September 2000 to March 31, the sector burned out during the second half. Still, our losses in this area were less than half that of energy stocks in the fund's new and old benchmarks. We continue to maintain an overweight portfolio positioning because we believe the long-term outlook for this area remains bright. We see demand recovering sharply as the global economy recovers. In fiscal year 2001, Cal Dive International (0.54 percent of net asset value), an energy equipment and services company, was the fund's biggest positive contributor to our results.

Q: What's your outlook for the year ahead?

A: The Federal Reserve's slashing of short-term rates from 6.5 percent to 2.5 percent since January should help small companies even more than large ones, in our view. Our analysis shows that relative to large-cap stocks, small-cap stocks are generally trading at more attractive prices. Of course, small-cap stocks generally have a much higher risk profile than stocks of large established companies.

We recognize that owning a small-cap investment vehicle in this environment demands courage, and we value the confidence you have placed in our management team. If one examines how the market has behaved in recessions over the past 50 years, it is evident growth stocks have recovered well before there are clear statistical signs that the U.S. economy has recovered. Given the global uncertainties before us, the 2000-2001 period appears poised to go down as the first two-year period of consecutive decline in the S&P 500 Index since 1973-1974. While there is no guarantee that history will repeat itself, it is worth noting that the index rose 37.58 percent in calendar year 1975.^3 (Source: Wiesenberger.)

We believe the fund is well-positioned to participate in any market rebound in the coming year. We have remained true to our growth style investing mandate and focused on the highest quality firms with the most attractive long-term prospects. Given the current environment, many analysts are fearful about the long term because they are simply unable to predict what a company's short-term earnings are likely to be or even if some companies will be profitable. We believe that this situation is temporary.


^3 The S&P 500 Index is an unmanaged group of large company stocks that is not available for direct investment. Returns assume reinvestment of dividends and capital gains and do not reflect fees and expenses.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Allocation                                      9/30/01        9/30/00
--------------------------------------------------------------------------------

Common Stocks                                             94%            85%
Convertible Preferred Stocks                               3%             2%
Cash Equivalents                                           2%            13%
Convertible Bonds                                          1%             --
--------------------------------------------------------------------------------
                                                         100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)    9/30/01        9/30/00
--------------------------------------------------------------------------------

Health Care                                               38%            17%
Technology                                                24%            55%
Energy                                                     8%            10%
Financial                                                  6%             2%
Service Industries                                         5%             4%
Consumer Discretionary                                     5%             2%
Manufacturing                                              4%             2%
Media                                                      3%             1%
Communications                                             1%             4%
Other                                                      6%             3%
--------------------------------------------------------------------------------
                                                         100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

------------------------------------------------------------------------------------------------
 Ten Largest Equity Holdings at September 30, 2001* (27.6% of Portfolio)
------------------------------------------------------------------------------------------------
 1. Biovail Corp.                                                                        9.6%
    Manufacturer and marketer of oral controlled-release products
------------------------------------------------------------------------------------------------
2.  NPS Pharmaceuticals, Inc.                                                            2.7%
    Developer of small molecule drugs
------------------------------------------------------------------------------------------------
3.  Metris Companies, Inc.                                                               2.4%
    Issuer of credit cards
------------------------------------------------------------------------------------------------
4.  CV Therapeutics, Inc.                                                                2.1%
    Developer of new small molecule drugs to treat cardiovasuclar disease
------------------------------------------------------------------------------------------------
5.  DaVita, Inc.                                                                         2.0%
    Provider of dialysis services for patients suffering from chronic kidney failure
------------------------------------------------------------------------------------------------
6.  Alpha Industries, Inc.                                                               1.9%
    Designer and manufacturer of a variety of integrated circuits
------------------------------------------------------------------------------------------------
7.  NASDAQ-100 Shares                                                                    1.8%
    Owner of shares in the Nasdaq-100 trust
------------------------------------------------------------------------------------------------
8.  ICN Pharmaceuticals, Inc.                                                            1.7%
    Manufacturer and marketer of a variety of prescription and non-prescription pharmaceuticals
------------------------------------------------------------------------------------------------
9.  IDEC Pharmaceuticals Corp.                                                          1.7%
    Researcher of therapies for the treatment of cancer and other diseases
------------------------------------------------------------------------------------------------
10. Triquint Semiconductor, Inc.                                                        1.7%
    Manufacturer of high performance analog and mixed signal integrated circuits
------------------------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 18. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                                    as of September 30, 2001
------------------------------------------------------------------------------------------------

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Common Stocks 94.4%
------------------------------------------------------------------------------------------------

Consumer Discretionary 4.5%
------------------------------------------------------------------------------------------------

Apparel & Shoes 2.4%
Genesco, Inc.*                                                       69,600        1,131,000
Reebok International Ltd.                                           185,400        3,837,780
Venator Group, Inc.*                                                258,500        3,942,125
------------------------------------------------------------------------------------------------
                                                                                   8,910,905
------------------------------------------------------------------------------------------------

Department & Chain Stores 0.9%
Men's Wearhouse, Inc.*                                              198,400        3,587,072
------------------------------------------------------------------------------------------------

Specialty Retail 1.2%
Cost Plus, Inc.*                                                     82,300        1,511,028
Pier 1 Imports, Inc.                                                352,500        2,925,750
------------------------------------------------------------------------------------------------
                                                                                   4,436,778
------------------------------------------------------------------------------------------------

Consumer Staples 0.5%
------------------------------------------------------------------------------------------------

Alcohol & Tobacco
Constellation Brands, Inc. "A"*                                      43,400        1,808,044
------------------------------------------------------------------------------------------------

Energy 7.7%
------------------------------------------------------------------------------------------------

Oil & Gas Production 4.3%
Cabot Oil & Gas Corp. "A"                                           158,200        3,156,090
Ocean Energy, Inc.                                                  117,800        1,920,140
Patina Oil & Gas Corp.                                              153,800        3,537,400
Plains Resources, Inc.*                                              87,400        2,272,400
Swift Energy Co.                                                    134,200        2,767,204
Talisman Energy, Inc.*                                               81,700        2,796,172
------------------------------------------------------------------------------------------------
                                                                                  16,449,406
------------------------------------------------------------------------------------------------

Oil/Gas Transmission 1.1%
Niagara Mohawk Holdings, Inc.                                       108,700        1,844,639
Western Gas Resources, Inc.                                          96,200        2,504,086
------------------------------------------------------------------------------------------------
                                                                                   4,348,725
------------------------------------------------------------------------------------------------

Oil Companies 0.8%
Louis Dreyfus Natural Gas Corp.*                                     76,400        2,971,960
------------------------------------------------------------------------------------------------

Oilfield Services/Equip 1.5%
Cal Dive International, Inc.*                                       130,500        2,174,130
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       18

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
National-Oilwell, Inc.*                                             117,200        1,699,400
Precision Drilling Corp.*                                            83,800        1,769,856
------------------------------------------------------------------------------------------------
                                                                                   5,643,386
------------------------------------------------------------------------------------------------

Financial 6.3%
------------------------------------------------------------------------------------------------

Banks 1.2%
Texas Regional Bancshares, Inc.                                     133,265        4,553,665
------------------------------------------------------------------------------------------------

Consumer Finance 0.9%
Capital One Finance Corp.                                            54,800        2,522,444
Providian Financial Corp.                                            51,900        1,045,785
------------------------------------------------------------------------------------------------
                                                                                   3,568,229
------------------------------------------------------------------------------------------------

Insurance 1.9%
HCC Insurance Holdings, Inc.                                        117,100        3,079,730
Renaissance Retail Group Ltd.                                        44,700        3,974,277
------------------------------------------------------------------------------------------------
                                                                                   7,054,007
------------------------------------------------------------------------------------------------

Other Financial Companies 2.3%
John Hancock Financial Services, Inc.                               106,600        4,258,670
Washington Mutual, Inc.                                             112,695        4,336,504
------------------------------------------------------------------------------------------------
                                                                                   8,595,174
------------------------------------------------------------------------------------------------

Health 36.3%
------------------------------------------------------------------------------------------------

Biotechnology 12.0%
Biogen, Inc.*                                                        72,500        4,029,550
CV Therapeuthics, Inc.*                                             204,100        7,931,326
Enzon, Inc.*                                                         42,100        2,147,100
Genentech, Inc.*                                                    124,400        5,473,600
IDEC Pharmaceuticals Corp.*                                         133,200        6,602,724
Invitrogen Corp.*                                                    95,400        6,273,504
MedImmune, Inc.*                                                    146,500        5,219,795
Sepracor, Inc.*                                                     108,700        3,902,330
Transkaryotic Therapies, Inc.*                                      116,900        3,172,666
Vertex Pharmaceuticals, Inc.*                                        58,200        1,049,928
------------------------------------------------------------------------------------------------
                                                                                  45,802,523
------------------------------------------------------------------------------------------------

Health Industry Services 2.0%
DaVita, Inc.*                                                       370,900        7,547,815
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       19

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Medical Supply & Specialty 0.9%
Guidant Corp.*                                                       84,900        3,268,650
------------------------------------------------------------------------------------------------

Pharmaceuticals 21.4%
Biovail Corp.*                                                      788,900       36,604,960
Caremark Rx, Inc.*                                                  378,600        6,315,048
Celegne Corp.*                                                      199,900        5,283,357
Cubist Pharmaceuticals, Inc.*                                       179,100        5,869,107
ICN Pharmaceuticals, Inc.                                           251,500        6,627,025
ILEX Oncology, Inc.*                                                152,000        3,991,520
King Pharmaceuticals, Inc.*                                          67,300        2,823,235
NPS Pharmaceuticals, Inc.*                                          328,326       10,243,771
Pharmaceutical Resources, Inc.*                                      97,800        3,496,350
------------------------------------------------------------------------------------------------
                                                                                  81,254,373
------------------------------------------------------------------------------------------------

Manufacturing 4.4%
------------------------------------------------------------------------------------------------

Containers & Paper 2.5%
Packaging Corp. of America*                                         301,200        4,653,540
Pactiv Corp.*                                                       324,200        4,697,658
------------------------------------------------------------------------------------------------
                                                                                   9,351,198
------------------------------------------------------------------------------------------------

Industrial Specialty 1.9%
DDi Corp.*                                                          323,500        2,536,240
Qualcomm, Inc.*                                                     100,400        4,773,016
------------------------------------------------------------------------------------------------
                                                                                   7,309,256
------------------------------------------------------------------------------------------------

Media 3.2%
------------------------------------------------------------------------------------------------

Advertising 0.9%
Lamar Advertising Co.*                                              113,100        3,429,192
------------------------------------------------------------------------------------------------

Broadcasting & Entertainment 2.3%
Entercom Communications Corp.*                                       90,000        3,060,000
Hispanic Broadcasting Corp.*                                        273,800        4,408,180
Regent Communications, Inc.*                                        225,500        1,357,510
------------------------------------------------------------------------------------------------
                                                                                   8,825,690
------------------------------------------------------------------------------------------------

Metals & Minerals 1.0%
------------------------------------------------------------------------------------------------

Steel & Metals
Precision Castparts Corp.                                           180,600        4,009,320
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       20

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Service Industries 4.5%
------------------------------------------------------------------------------------------------

EDP Services 1.9%
ChoicePoint, Inc.*                                                  148,200        6,171,048
Micromuse, Inc.*                                                    208,000        1,181,440
------------------------------------------------------------------------------------------------
                                                                                   7,352,488
------------------------------------------------------------------------------------------------

Miscellaneous Commercial Services 2.6%
Fisher Scientific International, Inc.*                               15,200          386,080
Metris Companies, Inc.                                              375,600        9,296,100
------------------------------------------------------------------------------------------------
                                                                                   9,682,180
------------------------------------------------------------------------------------------------

Technology 22.3%
------------------------------------------------------------------------------------------------

Computer Software 4.3%
Actuate Corp.*                                                      229,100          959,929
BEA Systems, Inc.*                                                  153,913        1,476,026
Cadence Design Systems, Inc.*                                       121,830        2,028,470
Centillium Communications, Inc.*                                    381,800        2,313,708
i2 Technologies, Inc.*                                              314,300        1,081,192
MatrixOne, Inc.*                                                    209,300        1,138,592
Mercator Software, Inc.*                                            307,200          334,848
Netegrity, Inc.*                                                    151,600        1,299,212
NetIQ Corp.*                                                         69,951        1,592,784
Stellent, Inc.*                                                     202,400        2,914,560
Tricord Systems, Inc.*                                              356,900          192,726
Vignette Corp.*                                                     306,500        1,085,010
------------------------------------------------------------------------------------------------
                                                                                  16,417,057
------------------------------------------------------------------------------------------------

Diverse Electronic Products 1.4%
Foundry Networks, Inc.*                                             191,000        1,155,550
McData Corp.*                                                       484,400        4,064,116
------------------------------------------------------------------------------------------------
                                                                                   5,219,666
------------------------------------------------------------------------------------------------

EDP Peripherals 0.4%
Mercury Interactive Corp.*                                           81,200        1,546,048
------------------------------------------------------------------------------------------------

Electronic Components/Distributors 2.9%
Agere Scythes, Inc. "A"*                                            354,200        1,462,846
Applied Micro Circuits Corp.*                                       275,200        1,923,648
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       21

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Flextronics International Ltd.*                                     152,500        2,522,350
Jabil Circuit, Inc.*                                                145,600        2,606,240
Luminent, Inc.*                                                     407,622          815,244
PMC-Sierra, Inc.*                                                   152,500        1,584,475
------------------------------------------------------------------------------------------------
                                                                                  10,914,803
------------------------------------------------------------------------------------------------

Electronic Data Processing 1.2%
Apple Computer, Inc.*                                               288,400        4,473,084
------------------------------------------------------------------------------------------------

Precision Instruments 1.4%
Coherent, Inc.*                                                     103,600        2,942,240
Finisar Corp.*                                                      280,800        1,111,968
Lam Research Corp.*                                                  74,800        1,267,860
------------------------------------------------------------------------------------------------
                                                                                   5,322,068
------------------------------------------------------------------------------------------------

Semiconductors 10.7%
Alpha Industries, Inc.*                                             370,500        7,176,585
Conexant Systems, Inc.*                                             367,200        3,047,760
Cree Research, Inc.*                                                243,200        3,594,496
Emcore Corp.*                                                        24,300          208,008
Fairchild Semiconductor Corp.*                                      254,900        4,091,145
Integrated Device Technology, Inc.*                                 144,700        2,911,364
Mattson Technology, Inc.*                                           299,200        1,196,800
Pericom Semiconductor Corp.*                                        345,400        4,801,060
QLogic Corp.*                                                       162,700        3,091,300
Triquint Semiconductor, Inc.*                                       405,020        6,476,270
Vitesse Semiconductor Corp.*                                        173,600        1,345,400
Xilinx, Inc.*                                                       118,700        2,793,010
------------------------------------------------------------------------------------------------
                                                                                  40,733,198
------------------------------------------------------------------------------------------------

Utilities 1.1%
------------------------------------------------------------------------------------------------

Electric Utilities 0.5%
Kansas City Power & Light                                            71,100        1,854,999
------------------------------------------------------------------------------------------------

Water Supply 0.6%
Covanta Energy Corp.                                                209,100        2,442,288
------------------------------------------------------------------------------------------------

Other 2.6%
------------------------------------------------------------------------------------------------
Internet Architect HOLDRs Trust                                     103,900        2,865,562
NASDAQ-100 Shares                                                   230,000        6,665,400
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       22

                                                                    Shares         Value ($)
------------------------------------------------------------------------------------------------
Semiconductor HOLDRs Trust                                           14,200          419,752
------------------------------------------------------------------------------------------------
                                                                                   9,950,714
------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $469,566,296)                                          358,633,961
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Convertible Preferred Stocks 2.8%
------------------------------------------------------------------------------------------------

Communications 1.3%
------------------------------------------------------------------------------------------------

Telephone/Communications
Convergent Networks, Inc.* (b) (c)                                  345,565        4,803,354
------------------------------------------------------------------------------------------------

Technology 1.2%
------------------------------------------------------------------------------------------------

Computer Software
FusionOne* (b)                                                      690,608        2,714,089
Planetweb, Inc. "E"* (b) (c)                                        413,603        1,683,364
------------------------------------------------------------------------------------------------
                                                                                   4,397,453
------------------------------------------------------------------------------------------------

Office/Plant Automation
Cimlinc, Inc. "D"* (b)                                               75,431                0
------------------------------------------------------------------------------------------------

Miscellaneous 0.3%
------------------------------------------------------------------------------------------------
Applianceware LP* (b) (c)                                           655,977        1,351,313
------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $14,560,010)                             10,552,120
------------------------------------------------------------------------------------------------
                                                                  Principal
                                                                  Amount ($)       Value ($)
------------------------------------------------------------------------------------------------
Convertible Bonds 0.9%
------------------------------------------------------------------------------------------------

Health
------------------------------------------------------------------------------------------------

Pharmaceuticals
Biovail Corp., 6.75%, 3/31/2025 (Cost $2,215,000)                    44,300        3,632,600
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       23

                                                                  Principal
                                                                  Amount ($)       Value ($)
------------------------------------------------------------------------------------------------
Cash Equivalents 1.9%
------------------------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.20%**
  (Cost $7,139,284)                                               7,139,284        7,139,284
------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $493,480,590) (a)                     379,957,965
------------------------------------------------------------------------------------------------

*    Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $503,028,272. At September 30, 2001, net unrealized depreciation for all securities based on tax cost was $123,070,307. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,193,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $172,263,595.

(b) Securities valued at fair value by management and approved in good faith following procedures approved by the Trustees, amounted to $10,552,120 (2.60% of net assets). Their values have been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could have been material. The cost of these securities at September 30, 2001 aggregated $14,560,010. These securities may also have certain restrictions as to resale.

(c) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at September 30, 2001 amounted to $7,838,031, which represents 1.93% of net assets. Information concerning such restricted securities at September 30, 2001 is as follows:

                                                               Acquisition Date    Cost ($)
------------------------------------------------------------------------------------------------
Convergent Networks, Inc.                                         9/22/2000        5,649,988
------------------------------------------------------------------------------------------------
Planetweb, Inc. "E"                                               9/11/2000        2,250,000
------------------------------------------------------------------------------------------------
Applianceware LP                                                  7/11/2000        2,250,000
------------------------------------------------------------------------------------------------

    At September 30, 2001, outstanding written options were as follows:

                                                       Expiration
Put Options                                   Shares      Date     Strike Price ($)    Value ($)
------------------------------------------------------------------------------------------------
i2 Technologies, Inc.                         2,900    11/18/2001      15.00        3,349,500
------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received $861,271)                   $  3,349,500
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Statements
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
------------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $493,480,590)                        $   379,957,965
------------------------------------------------------------------------------------------------
Receivable for investments sold                                                     35,912,722
------------------------------------------------------------------------------------------------
Dividends receivable                                                                    95,598
------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                      6,421,163
------------------------------------------------------------------------------------------------
Other assets                                                                         6,262,500
------------------------------------------------------------------------------------------------
Total assets                                                                       428,649,948
------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------
Payable for investments purchased                                                   18,109,462
------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                       774,033
------------------------------------------------------------------------------------------------
Written options, at value (premiums received $861,271)                               3,349,500
------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                            27,004
------------------------------------------------------------------------------------------------
Accrued management fee                                                                  84,514
------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                     32,286
------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                    420,635
------------------------------------------------------------------------------------------------
Total liabilities                                                                   22,797,434
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   405,852,514
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
Net assets consist of:
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                                     (113,522,625)
------------------------------------------------------------------------------------------------
  Written options                                                                   (2,488,229)
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                              (186,563,864)
------------------------------------------------------------------------------------------------
Paid-in capital                                                                    708,427,232
------------------------------------------------------------------------------------------------
Net assets, at value                                                           $   405,852,514
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       25

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
------------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($325,046,613 / 107,486,551 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)                         $          3.02
------------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $3.02)                        $          3.20
------------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($62,963,245 / 23,784,148 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                             $          2.65
------------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($10,630,923 / 3,937,342 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                             $          2.70
------------------------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($7,211,733 / 2,282,815 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares
authorized)                                                                    $          3.16
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       26

------------------------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
------------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------------
Income:                                                                        $     1,348,979
Dividends (net of foreign taxes withheld of $8,225)
------------------------------------------------------------------------------------------------
Interest                                                                             1,535,470
------------------------------------------------------------------------------------------------
Total Income                                                                         2,884,449
------------------------------------------------------------------------------------------------
Expenses:                                                                            3,719,656
Management fee
------------------------------------------------------------------------------------------------
Administrative fee                                                                     554,930
------------------------------------------------------------------------------------------------
Services to shareholders                                                             1,520,914
------------------------------------------------------------------------------------------------
Custodian fees                                                                          16,832
------------------------------------------------------------------------------------------------
Distribution services fees                                                           2,481,247
------------------------------------------------------------------------------------------------
Auditing                                                                                53,460
------------------------------------------------------------------------------------------------
Legal                                                                                   46,764
------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                             65,021
------------------------------------------------------------------------------------------------
Reports to shareholders                                                                114,774
------------------------------------------------------------------------------------------------
Registration fees                                                                       23,443
------------------------------------------------------------------------------------------------
Reorganization                                                                         254,368
------------------------------------------------------------------------------------------------
Other                                                                                   21,148
------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                            8,872,557
------------------------------------------------------------------------------------------------
Expense reductions                                                                    (230,762)
------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                             8,641,795
------------------------------------------------------------------------------------------------
Net investment loss                                                                 (5,757,346)
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
------------------------------------------------------------------------------------------------
Net realized gain (loss) from:                                                    (164,538,991)
Investments
------------------------------------------------------------------------------------------------
Written options                                                                     (5,144,962)
------------------------------------------------------------------------------------------------
Foreign currency related transactions                                                    1,644
------------------------------------------------------------------------------------------------
                                                                                  (169,682,309)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
------------------------------------------------------------------------------------------------
Investments                                                                       (407,105,930)
------------------------------------------------------------------------------------------------
Written options                                                                     (2,488,229)
------------------------------------------------------------------------------------------------
Foreign currency related transactions                                                   (1,391)
------------------------------------------------------------------------------------------------
                                                                                  (409,595,550)
------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                        (579,277,859)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  (585,035,205)
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------
                                                                   Years Ended September 30,

Increase (Decrease) in Net Assets                                    2001            2000
------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                   $   (5,757,346) $   (11,648,794)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions              (169,682,309)     277,369,129
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investment
transactions during the period                                   (409,595,550)     108,543,223
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  (585,035,205)     374,263,558
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains
  Class A                                                        (118,409,029)     (31,469,946)
------------------------------------------------------------------------------------------------
  Class B                                                         (27,801,370)      (8,024,389)
------------------------------------------------------------------------------------------------
  Class C                                                          (3,462,548)        (662,529)
------------------------------------------------------------------------------------------------
  Class I                                                          (2,942,209)        (612,508)
------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                                         466,830,021    1,674,850,575
------------------------------------------------------------------------------------------------
Reinvestment of distributions                                     143,632,950       38,358,498
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                          (515,316,668)  (1,720,272,385)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share              95,146,303       (7,063,312)
transactions
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                (642,504,058)     326,430,874
------------------------------------------------------------------------------------------------
Net assets at beginning of period                               1,048,356,572      721,925,698
------------------------------------------------------------------------------------------------
Net assets at end of period                                   $   405,852,514  $ 1,048,356,572
------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
------------------------------------------------------------------------------------------------

Class A

------------------------------------------------------------------------------------------------
 Years Ended September 30,                         2001     2000      1999     1998      1997
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 9.10    $ 6.12   $ 5.30    $ 7.98   $ 7.01
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.03)    (.08)^a  (.04) ^a   (.03)    (.01)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                       (4.73)      3.42     1.27    (1.84)     1.55
------------------------------------------------------------------------------------------------
  Total from investment operations              (4.76)      3.34     1.23    (1.87)     1.54
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
  Total distributions                           (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 3.02    $ 9.10   $ 6.12    $ 5.30   $ 7.98
------------------------------------------------------------------------------------------------
Total Return (%)^b                              (57.42)    55.94    23.91    (25.13)   24.29
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             325       821      565       512      760
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) 1.14^c      1.34     1.01       .90      .90
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)   1.10c      1.33     1.01       .90      .90
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)        (.67)    (1.02)    (.64)     (.38)    (.20)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        132       156      133        86      102
------------------------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 1.11% and after expense reductions were 1.10%.

Class B

------------------------------------------------------------------------------------------------
 Years Ended September 30,                         2001     2000      1999     1998      1997
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 8.29    $ 5.67   $ 4.98    $ 7.64   $ 6.81
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.08)    (.16) ^a (.10) ^a   (.11)    (.10)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                       (4.24)      3.14     1.20    (1.74)     1.50
------------------------------------------------------------------------------------------------
  Total from investment operations              (4.32)      2.98     1.10    (1.85)     1.40
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
  Total distributions                           (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 2.65    $ 8.29   $ 5.67    $ 4.98   $ 7.64
------------------------------------------------------------------------------------------------
Total Return (%)^b                              (57.94)    53.95    22.78    (26.06)   22.83
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              63       186      136       186      302
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) 2.26^c      2.51     2.28      2.14     2.14
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)  2.25^c      2.50     2.28      2.14     2.14
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)       (1.82)    (2.19)   (1.91)    (1.62)   (1.44)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        132       156      133        86      102
------------------------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 2.19% and after expense reductions were 2.19%.

Class C

------------------------------------------------------------------------------------------------
 Years Ended September 30,                         2001     2000      1999     1998      1997
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 8.39    $ 5.71   $ 5.00    $ 7.63   $ 6.80
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.06)    (.13) ^a (.08) ^a   (.14)    (.09)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                       (4.31)      3.17     1.20    (1.68)     1.49
------------------------------------------------------------------------------------------------
  Total from investment operations              (4.37)      3.04     1.12    (1.82)     1.40
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
  Total distributions                           (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 2.70    $ 8.39   $ 5.71    $ 5.00   $ 7.63
------------------------------------------------------------------------------------------------
Total Return (%)^b                              (58.02)    55.38    23.10    (25.65)   22.87
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              11        21       10         8       11
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) 1.97^c      2.10     1.93      2.06     1.95
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)  1.89^c      2.10     1.93      2.06     1.95
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)       (1.46)    (1.79)   (1.56)    (1.54)   (1.25)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        132       156      133        86      102
------------------------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were 1.89% and after expense reductions were 1.89%.

Class I

------------------------------------------------------------------------------------------------
 Years Ended September 30,                         2001     2000      1999     1998      1997
------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 9.38    $ 6.27   $ 5.39    $ 8.07   $ 7.05
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.02)    (.05) ^a (.01) ^a      --      .01
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                       (4.88)      3.52     1.30    (1.87)     1.58
------------------------------------------------------------------------------------------------
  Total from investment operations              (4.90)      3.47     1.29    (1.87)     1.59
------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
  Total distributions                           (1.32)     (.36)    (.41)     (.81)    (.57)
------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 3.16    $ 9.38   $ 6.27    $ 5.39   $ 8.07
------------------------------------------------------------------------------------------------
Total Return (%)^b                              (57.33)    56.87    24.66    (24.82)   24.89
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               7        20       12        12       21
------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)  .71^c       .97      .58       .48      .53
------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)   .70^c       .96      .58       .48      .53
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)        (.27)     (.65)    (.21)       .04      .17
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        132       156      133        86      102
------------------------------------------------------------------------------------------------

^a  Based on average shares outstanding during the period.

^b  Total return does not reflect the effect of any sales charges.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before expense reductions were .70% and after expense reductions were .69%.

Notes to Financial Statements
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Dynamic Growth Fund, formerly Scudder Small Capitalization Equity Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through September 30, 2001, the Fund incurred approximately $177,016,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

For the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term instruments) aggregated $846,935,082 and $835,820,725, respectively.

For the year ended September 30, 2001, transactions for written options were as follows:

                                              Contracts       Premium ($)
----------------------------------------------------------------------------
Beginning of period                                  --              --
----------------------------------------------------------------------------
Options written                                  13,520       3,108,755
----------------------------------------------------------------------------
Options closed                                  (7,479)     (1,417,735)
----------------------------------------------------------------------------
Options exercised                               (3,141)       (829,749)
----------------------------------------------------------------------------
End of period                                     2,900         861,271
----------------------------------------------------------------------------


C. Related Parties

As described in Note G, ZSI initiated a restructuring program for most of its funds. As part of this reorganization, the Fund entered into an Administrative Agreement. The agreement was effective June 25, 2001. The terms of the newly adopted and pre-existing agreements are set out below.
Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable monthly under the Management Agreement is equal to 1/12 of the annual rate of 0.65% of the Fund's average daily net assets computed and accrued daily, which is then adjusted upward or downward by a maximum of 0.30% based upon the performance of the Class A shares of the Fund as compared to the performance of the Standard & Poor's 500 Stock Index.

During the year ended September 30, 2001, the Fund incurred management fees as follows:

------------------------------------------------------------------------------
Base fee                                                          $  5,463,703
------------------------------------------------------------------------------
Performance adjustment                                              (1,744,047)
------------------------------------------------------------------------------
Total fees                                                        $  3,719,656
------------------------------------------------------------------------------

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class A, Class B, Class C and Class I for the year ended September 30, 2001, was equal to an annualized effective rate of 0.375%, 0.525%, 0.425% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Advisor has agreed to waive 0.15% of the Administrative Fee of Class A shares until June 25, 2002. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 25, 2001 through September 30, 2001, the Administrative Fee was as follows:

                                                                    Unpaid at
                                                                  September 30,
Administrative Fee              Total Aggregated  Not Imposed         2001
--------------------------------------------------------------------------------
Class A                         $    419,636    $     16,550    $    110,507
--------------------------------------------------------------------------------
Class B                              117,643              --          33,545
--------------------------------------------------------------------------------
Class C                               15,133              --           4,339
--------------------------------------------------------------------------------
Class I                                2,518              --             743
--------------------------------------------------------------------------------
                                $    554,930    $     16,550    $    149,134
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B, C and I shares. For the period from October 1, 2000 through June 25, 2001, the amount charged to the Fund by SISC aggregated $887,364, $450,584, $10,027 and $8,479, respectively, of which $35,491 is unpaid at September 30, 2001.

Effective June 25, 2001, the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended September 30, 2001, the Distribution Fee was as follows:

                                                                  Unpaid at
                                                                September 30,
Distribution Fee                              Total Aggregated      2001
-------------------------------------------------------------------------------
Class B                                       $    825,442    $     43,235
-------------------------------------------------------------------------------
Class C                                            112,681           7,349
-------------------------------------------------------------------------------
                                              $    938,123    $     50,584
-------------------------------------------------------------------------------


Effective June 25 2001, in accordance with an amended and restated Distribution Service Agreement, SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for the class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended September 30, 2001, the Service Fee was as follows:

                                                                   Unpaid at
                                                                 September 30,
Service Fee                                    Total Aggregated      2001
--------------------------------------------------------------------------------
Class A                                        $  1,234,158    $     76,068
--------------------------------------------------------------------------------
Class B                                             272,309          17,216
--------------------------------------------------------------------------------
Class C                                              36,657             345
--------------------------------------------------------------------------------
                                               $  1,543,124    $     93,629
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2001 aggregated $69,250.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended September 30, 2001, the CDSC for Class B and Class C was $188,795 and $1,853, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended September 30, 2001 Trustee's fees and expenses for the Fund aggregated $49,537. In addition, a one-time fee of $15,484 was accrued for payment to those trustees not affiliated with the Advisor who did not stand for re-election, under the reorganization discussed in Note G. Inasmuch as the Advisor also benefited from administrative efficiencies of a Consolidated Board, the Advisor bore $7,742 of such costs.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee from QP Trust for the Fund's investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001, totaled $308,030 and are reflected as dividend income on the Statement of Operations.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                                         Year Ended                       Year Ended
                                     September 30, 2001               September 30, 2000
------------------------------------------------------------------------------------------------
                                   Shares          Dollars          Shares          Dollars
------------------------------------------------------------------------------------------------

Shares sold
------------------------------------------------------------------------------------------------
Class A                         90,304,341     $417,967,946     178,954,451    $1,483,070,800
------------------------------------------------------------------------------------------------
Class B                          7,814,294       34,861,061      17,446,192       134,133,986
------------------------------------------------------------------------------------------------
Class C                          2,158,871        9,464,184       5,473,691        39,711,661
------------------------------------------------------------------------------------------------
Class I                            737,726        4,536,830       2,006,106        17,934,128
------------------------------------------------------------------------------------------------
                                               $466,830,021                    $1,674,850,575
------------------------------------------------------------------------------------------------

Shares issued in reinvestment of dividends
------------------------------------------------------------------------------------------------
Class A                         23,247,539     $110,654,129       4,066,289    $   29,358,540
------------------------------------------------------------------------------------------------
Class B                          6,357,748       26,702,626       1,168,320         7,757,839
------------------------------------------------------------------------------------------------
Class C                            780,796        3,333,991          93,981           629,613
------------------------------------------------------------------------------------------------
Class I                            594,385        2,942,204          82,659           612,506
------------------------------------------------------------------------------------------------
                                               $143,632,950                    $   38,358,498
------------------------------------------------------------------------------------------------

Shares redeemed
------------------------------------------------------------------------------------------------
Class A                        (96,326,651)   $(446,282,365)   (184,965,959)  $(1,522,208,176)
------------------------------------------------------------------------------------------------
Class B                        (12,823,000)     (56,476,737)    (20,128,209)     (148,025,860)
------------------------------------------------------------------------------------------------
Class C                         (1,545,507)      (6,754,889)     (4,782,470)      (33,895,200)
------------------------------------------------------------------------------------------------
Class I                         (1,133,368)      (5,802,677)     (1,843,606)      (16,143,149)
------------------------------------------------------------------------------------------------
                                              $(515,316,668)                  $(1,720,272,385)
------------------------------------------------------------------------------------------------

Net increase (decrease)
------------------------------------------------------------------------------------------------
Class A                         17,225,229     $ 82,339,710      (1,945,219)    $  (9,778,836)
------------------------------------------------------------------------------------------------
Class B                          1,349,042        5,086,950      (1,513,697)       (6,134,035)
------------------------------------------------------------------------------------------------
Class C                          1,394,160        6,043,286         785,202         6,446,074
------------------------------------------------------------------------------------------------
Class I                            198,743        1,676,357         245,159         2,403,485
------------------------------------------------------------------------------------------------
                                               $ 95,146,303                     $  (7,063,312)
------------------------------------------------------------------------------------------------

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from October 1, 2000 through June 24, 2001, the Fund's custodian fees were reduced by $10,094. For the period from June 25, 2001 through September 30, 2001 pursuant to the Administrative Agreement, the Administrative Fee was reduced by $4,368 for custodian credits earned. Prior to June 25, 2001, transfer agent fees were reduced by $11,403.

Effective June 25, 2001, transfer agent credits will no longer be used to reduce Fund expenses.

G. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $180,605 of such costs.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of Scudder Dynamic Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Scudder Dynamic Growth Fund, formerly Scudder Small Capitalization Equity Fund, (the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2001, by correspondence with the custodian and brokers or other appropriate audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Dynamic Growth Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                         /s/Ernst and Young
November 16, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $1.035 per share from net long-term capital gains during its year ended September 30, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,960,000 as capital gain dividends for its year ended September 30, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Dynamic Growth Fund (the "fund"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                    Number of Votes:
                         -----------------------------------------------------------------------
Trustee                            For                  Withheld           Broker Non-Votes*
------------------------------------------------------------------------------------------------
John W. Ballantine              66,817,385              1,504,359                  0
------------------------------------------------------------------------------------------------
Lewis A. Burnham                66,750,112              1,571,632                  0
------------------------------------------------------------------------------------------------
Mark S. Casady                  66,502,356              1,819,388                  0
------------------------------------------------------------------------------------------------
Linda C. Coughlin               66,496,196              1,825,548                  0
------------------------------------------------------------------------------------------------
Donald L. Dunaway               66,766,717              1,555,027                  0
------------------------------------------------------------------------------------------------
James R. Edgar                  66,785,212              1,536,532                  0
------------------------------------------------------------------------------------------------
William F. Glavin               66,736,758              1,584,986                  0
------------------------------------------------------------------------------------------------
Robert B. Hoffman               66,750,473              1,571,271                  0
------------------------------------------------------------------------------------------------
Shirley D. Peterson             66,763,312              1,558,432                  0
------------------------------------------------------------------------------------------------
Fred B. Renwick                 66,748,415              1,573,329                  0
------------------------------------------------------------------------------------------------
William P. Sommers              66,788,265              1,533,479                  0
------------------------------------------------------------------------------------------------
John G. Weithers                66,796,533              1,525,211                  0
------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

           Affirmative              Against                        Abstain
--------------------------------------------------------------------------------
           66,294,555               766,390                       1,260,799
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

The Meeting was reconvened on Thursday, June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

Class A

3. To approve a Rule 12b-1 Plan for Class A:

           Affirmative                Against                        Abstain
--------------------------------------------------------------------------------
           58,430,880                2,332,362                      2,534,502
--------------------------------------------------------------------------------

Class B

3. To approve an Amended and Restated Rule 12b-1 Plan for Class B:

           Affirmative               Against                        Abstain
--------------------------------------------------------------------------------
           13,100,218                301,594                        361,807
--------------------------------------------------------------------------------

Class C

3. To approve an Amended and Restated Rule 12b-1 Plan for Class C:

           Affirmative                Against                        Abstain
--------------------------------------------------------------------------------
            1,900,801                 7,560                          64,451
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES                                          OFFICERS

John W. Ballantine                                J.C. Cabrera
        Trustee                                           Vice President

Lewis A. Burnham                                  Philip J. Collora
        Trustee                                           Vice President and
                                                          Assistant Secretary
Mark S. Casady
        Trustee and President                     Kathryn L. Quirk
                                                          Vice President
Linda C. Coughlin
        Chairperson, Trustee and                  Linda J. Wondrack
        Vice President                                    Vice President

Donald L. Dunaway                                 John R. Hebble
        Trustee                                           Treasurer

James R. Edgar                                    Thomas Lally
        Trustee                                           Assistant Treasurer

William F. Glavin, Jr.                            Brenda Lyons
        Trustee                                           Assistant Treasurer

Robert B. Hoffman                                 John Millette
        Trustee                                   Secretary

Shirley D. Peterson                               Caroline Pearson
        Trustee                                           Assistant Secretary

Fred B. Renwick
        Trustee

William P. Sommers
        Trustee

John G. Weithers
        Trustee

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601

--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------
      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Independent   Ernst & Young LLP
        Accountants
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   222 South Riverside Plaza
                                   Chicago, IL 60606-5808